TRANSACTIONS AND BALANCES WITH RELATED PARTIES, Group Holds Interests in Various Funds (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		S/ 982,762	S/ 943,362
Fair value through profit or loss		4,982,661	4,199,334	[1]	S/ 5,928,538
Restricted Mutual Funds [Member]
At fair value through profit or loss [Abstract]
Fair value through profit or loss	[2]	334,162	351,317
U.S. Dollars [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		516,834	626,404
Bolivianos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		179,131	163,701
Colombian Pesos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		170,769	70,987
Soles [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		108,830	76,535
Chilean Pesos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		S/ 7,198	S/ 5,735

[1]	See note 3(b).
[2]	The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted, and the yield received is the same as that received by the private pension funds managed.